Schedule of taxes payable (Details) - USD ($)	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Income Tax Disclosure [Abstract]
GST taxes payable	$ 125,695		$ 225,095
Income taxes payable	60,455		82,248
Totals	$ 186,150		$ 307,343